Segment Reporting and Geographic Information - Summary of Revenue by Geographical Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	$ 3,928	$ 3,015
Americas [Member]
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	1,043	1,372
Asia [Member]
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	1,898	842
Europe Middle East And Africa [Member]
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	$ 987	$ 801